Business Combination (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of assets acquired

Description	Fair Value	Weighted Average Useful Life (in years)
Purchase Price	$69,928

Assets acquired:
Cash and cash equivalents	$10,003
Accounts receivable	2,226
Notes and other receivables	209
Prepaid assets and other current assets	408
Operating lease right of use asset	557	3 years
Property and equipment, net	133	3 years
Other assets	42
Developed technology	8,697	10 years
Patents	2,703	10 years
Customer relationships	5,604	5 years
Tradenames and trademarks	3,294	7 years
Total assets acquired	$33,876

Liabilities assumed:
Accounts payable	$443
Accrued liabilities	969
Deferred revenues	2,534
Operating lease obligation, current	194
Operating lease obligation, noncurrent	384
Deferred tax liability	4,217
Total liabilities assumed	8,741
Goodwill	$44,793

Description	Fair Value	Weighted Average Useful Life (in years)
Purchase Price	$69,928

Assets acquired:
Cash and cash equivalents	$10,003
Accounts receivable	2,226
Notes and other receivables	209
Prepaid assets and other current assets	588
Operating lease right of use asset	557
Property and equipment, net	133
Other assets	42
Developed technology	9,268	10 years
Patents	2,703	10 years
Customer relationships	5,604	5 years
Tradenames and trademarks	3,294	7 years
Total assets acquired	$34,627

Liabilities assumed:
Accounts payable	$461
Accrued liabilities	911
Deferred revenues	2,534
Operating lease obligation, current	194
Operating lease obligation, noncurrent	384
Deferred tax liability	4,337
Total liabilities assumed	8,821
Goodwill	$44,122

Schedule of proforma financial information

For the Three Months Ended March 31, 2023
Revenues	$1,962
Net income (loss)	(6,365)

	As of December 31,
	2023	2022
Assets
Current assets	$9,029	$8,798
Noncurrent assets	27,552	24,635
Total assets	$36,581	$33,433

Liabilities
Current liabilities	$10,316	$8,645
Noncurrent liabilities	867	1,197
Total liabilities	$11,183	$9,842

Stockholders’ equity	$25,398	$23,591
Total stockholders’ equity	$25,398	$23,591

Total liabilities and equity	$36,581	$33,433

CXAPP INC. AND SUBSIDIARIES

UNAUDITED PRO FORMA CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND
COMPREHENSIVE INCOME (LOSS)

(in thousands)

	As of December 31,
	2023	2022
Revenues	$7,366	$8,470
Net loss	$(57,904)	$(20,828)